Other investments - Narrative (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 41,000,000	£ 49,000,000	£ 46,000,000
Customers and third parties
Disclosure of financial assets [line items]
Allowances of loans made to customers and other third parties	127,000,000	111,000,000	108,000,000
Loans
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	7,000,000	17,000,000	35,000,000
Loans | Customers and third parties
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	4,000,000	17,000,000	35,000,000
Loans | Associates
Disclosure of financial assets [line items]
Loan guaranteed by subsidiary	£ 3,000,000	£ 0	£ 0